Statutory Reserve and Distribution of Profit (Details Narrative) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Reserve And Distribution Of Profit Abstract
Annual tax profits	10.00%
Statutory reserve percentage	50.00%
General reserve	$ 14,000,000	$ 14,000,000